Consolidated Balance Sheets Parenthetical - USD ($) shares in Millions, $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Series A preferred shares, par value	$ 0.01	$ 0.01
Series A preferred shares, shares authorized	3.0	3.0
Temporary Equity, Aggregate Amount of Redemption Requirement	$ 825.0	$ 870.0
Temporary Equity, Liquidation Preference	$ 825.0	$ 870.0
Series A preferred shares, shares issued	0.8	0.9
Series A preferred shares, shares outstanding	0.8	0.9
Stockholders' Equity:
Preferred Stock, par value	$ 0.01	$ 0.01
Preferred Stock shares authorized	100.0	100.0
Preferred Stock shares issued	0.0	0.0
Preferred Stock shares outstanding	0.0	0.0
Common Stock par value	$ 0.01	$ 0.01
Common Stock shares authorized	500.0	500.0
Common Stock shares issued	118.0	122.0
Common Stock, Shares, Outstanding	118.0	122.0